Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 10 – Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the Company issued these consolidated financial statements on October 25, 2024. Based on the review, the Company did not identify any subsequent event that would have required adjustment or disclosure in the consolidated financial statements.